STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net profits (loss) from operations	$ (45,741)	$ 199,959	$ 167,575	$ (88,663)
Changes in assets and liabilities:
Decrease in prepaid expenses			(10,000)
Increase in other payables
Increase in accrued liabilities	(1,413)	9,000	14,520
Decrease in accounts payable			(245,957)	29,062
Decrease in accrued expenses			(100,289)	17,059
Gain on release of liabilities		(236,959)	(236,959)
Decrease in escrow from directors	300,500
Increase in escrow from attorney	(188,482)
Net cash (used in) operating activities	64,864	(28,000)	(174,151)	(42,542)
CASH FLOWS FROM FINANCING ACTIVITIES:
Procced from debt settlement			302,816
Escrow accounts hold by director			(300,500)
Amount due to shareholder	(66,758)	28,000	66,758
Decrease in notes payable			(23,000)
Decrease in notes payable-related parties			(170,529)	42,425
Proceed from common stock issuance			300,500
Net cash provided by financing activities	(66,758)	28,000	176,045	42,425
Net (decrease) in cash	(1,894)		1,894	(117)
CASH AT BEGINNING OF THE YEAR	1,894			117
CASH AT END OF THE YEAR			1,894
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes
Cash paid for interest expense